REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Innovator ETFs Trust

In planning and performing our audit of the financial statements of Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Defined Wealth Shield ETF, Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Emerging Markets Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - October, Innovator Equity Defined Protection ETF - 1 Yr April,  Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Equity Defined Protection ETF - 1 Yr December, Innovator Equity Defined Protection ETF - 1 Yr February, Innovator Equity Defined Protection ETF - 1 Yr January, Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 1 Yr June, Innovator Equity Defined Protection ETF - 1 Yr March, Innovator Equity Defined Protection ETF - 1 Yr May, Innovator Equity Defined Protection ETF - 1 Yr November, Innovator Equity Defined Protection ETF - 1 Yr October, Innovator Equity Defined Protection ETF - 1 Yr September, Innovator Equity Defined Protection ETF - 2 Yr to April 2026, Innovator Equity Defined Protection ETF - 2 Yr to April 2027, Innovator Equity Defined Protection ETF - 2 Yr to January 2026, Innovator Equity Defined Protection ETF - 2 Yr to January 2027, Innovator Equity Defined Protection ETF - 2 Yr to July 2026, Innovator Equity Defined Protection ETF - 2 Yr to July 2027 (formerly Innovator Equity Defined Protection ETF - 2 Yr to July 2025), Innovator Equity Defined Protection ETF - 2 Yr to October 2026, Innovator Equity Defined Protection ETF - 2 Yr to October 2027, Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator Equity Dual Directional 10 Buffer ETF – July, Innovator Equity Dual Directional 10 Buffer ETF – November, Innovator Equity Dual Directional 10 Buffer ETF – October, Innovator Equity Dual Directional 10 Buffer ETF – September, Innovator Equity Dual Directional 15 Buffer ETF – July, Innovator Equity Dual Directional 15 Buffer ETF – November, Innovator Equity Dual Directional 15 Buffer ETF – October, Innovator Equity Dual Directional 15 Buffer ETF – September, Innovator Growth Accelerated ETF - Quarterly, Innovator Growth Accelerated Plus ETF - April, Innovator Growth Accelerated Plus ETF - January, Innovator Growth Accelerated Plus ETF - July, Innovator Growth Accelerated Plus ETF - October, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - August, Innovator Growth-100 Power Buffer ETF – December, Innovator Growth-100 Power Buffer ETF – February, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - June, Innovator Growth-100 Power Buffer ETF – March, Innovator Growth-100 Power Buffer ETF – May, Innovator Growth-100 Power Buffer ETF - November, Innovator Growth-100 Power Buffer ETF - October, Innovator Growth-100 Power Buffer ETF - September, Innovator International Developed 10 Buffer ETF - Quarterly, Innovator International Developed Power Buffer ETF - April, Innovator International Developed Power Buffer ETF - August, Innovator International Developed Power Buffer ETF - December, Innovator International Developed Power Buffer ETF - February, Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - July, Innovator International Developed Power Buffer ETF - June, Innovator International Developed Power Buffer ETF - March, Innovator International Developed Power Buffer ETF - May, Innovator International Developed Power Buffer ETF - November, Innovator International Developed Power Buffer ETF - October, Innovator International Developed Power Buffer ETF - September, Innovator Nasdaq-100 10 Buffer ETF - Quarterly,  Innovator Premium Income 15 Buffer ETF - April, Innovator Premium Income 15 Buffer ETF - January, Innovator Premium Income 15 Buffer ETF - July, Innovator Premium Income 15 Buffer ETF - October, Innovator Premium Income 20 Barrier ETF - April, Innovator Premium Income 20 Barrier ETF - January, Innovator Premium Income 20 Barrier ETF - July, Innovator Premium Income 20 Barrier ETF - October, Innovator Premium Income 30 Barrier ETF - April, Innovator Premium Income 30 Barrier ETF - January, Innovator Premium Income 30 Barrier ETF - July, Innovator Premium Income 30 Barrier ETF - October, Innovator U.S. Equity 10 Buffer ETF - Quarterly, Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - Quarterly, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated Plus ETF - January, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - November, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Small Cap 10 Buffer ETF - Quarterly, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - August, Innovator U.S. Small Cap Power Buffer ETF – December, Innovator U.S. Small Cap Power Buffer ETF – February, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - July, Innovator U.S. Small Cap Power Buffer ETF - June, Innovator U.S. Small Cap Power Buffer ETF – March, Innovator U.S. Small Cap Power Buffer ETF – May, Innovator U.S. Small Cap Power Buffer ETF - November, Innovator U.S. Small Cap Power Buffer ETF – October, Innovator U.S. Small Cap Power Buffer ETF – September, and Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly (the “Funds”), each a series of Innovator ETFs Trust, as of and for the year or period ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).  A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2025